Commitments, Contingent Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Selling, General and Administrative Expenses [Member] USD ($)	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] USD ($)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Lease expiration period							2014	2022
Rent expense	$ 7,878,000		$ 7,410,000	$ 7,764,000
Criminal fine received	10,000
Legal expense-net						4,000,000
Income in connection with litigation					1,600,000
Insurance reimbursement					4,900,000	1,600,000
Assessed penalty charges	$ 1,400,000	1,500,000,000
Foreign currency exchange rate	1,058	1,058